Disposals treated as Discontinued operations - HERE Sale (Details) - EUR (€) € in Millions		12 Months Ended
	Dec. 04, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disposals treated as Discontinued operations
Gross proceeds			€ 6	€ 2,586
Assets and liabilities disposed of
Goodwill and other intangible assets		€ 9,219	10,960	560
Property, plant and equipment		1,853	1,981	695
Inventories		2,646	2,506
Trade and other receivables		6,880	6,972
Prepaid expenses and other current assets		1,259	1,296
Total assets		41,024	44,901
Trade and other current payables		3,996	3,781
Provisions		1,888	2,078	818
Total liabilities		24,806	23,926
Discontinued operations
Disposals treated as Discontinued operations
Total gain		5	14	€ 1,178
HERE Business | Discontinued operations
Disposals treated as Discontinued operations
Fair value of sales proceeds less costs to sell	€ 2,551
Net assets disposed of	(2,667)
Total	(116)
Foreign exchange differences reclassified from other comprehensive income	1,174
Gain before tax	1,058
Income tax benefit	120
Total gain	1,178	€ 5	€ 7
Gross proceeds	2,800
Adjustment to gross proceeds	249
Assets and liabilities disposed of
Goodwill and other intangible assets	2,722
Property, plant and equipment	115
Deferred tax assets and non-current assets	151
Inventories	14
Trade and other receivables	174
Prepaid expenses and other current assets	87
Cash and cash equivalents and current available-for-sale investments, liquid assets	56
Total assets	3,319
Deferred tax liabilities and other liabilities	286
Trade and other current payables	55
Deferred income and accrued expenses	306
Provisions	5
Total liabilities	652
Net assets	€ 2,667